Fair Value (Financial Instruments Carried at Other Than Fair Value) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets
Policy loans	$ 11,618	$ 11,764
Liabilities
Collateral financing arrangements	4,196	4,196
Junior subordinated debt securities	3,193	3,193
Separate account liabilities	316,994	317,201
Estimated Fair Value [Member]
Assets
Mortgage loans	62,554	57,924
Policy loans	13,934	13,206
Real estate joint ventures	139	169
Other limited partnership interests	906	1,109
Other invested assets	562	844
Premiums, reinsurance and other receivables	3,157	3,110
Other assets	243	352
Liabilities
PABs	139,359	144,631
Long-term debt	18,357	18,564
Collateral financing arrangements	3,961	3,984
Junior subordinated debt securities	4,173	3,789
Other liabilities	2,546	2,240
Separate account liabilities	116,665	117,562
Estimated Fair Value [Member] | Level 1
Assets
Mortgage loans	0	0
Policy loans	0	0
Real estate joint ventures	0	0
Other limited partnership interests	0	0
Other invested assets	172	322
Premiums, reinsurance and other receivables	0	0
Other assets	0	0
Liabilities
PABs	0	0
Long-term debt	0	0
Collateral financing arrangements	0	0
Junior subordinated debt securities	0	0
Other liabilities	0	0
Separate account liabilities	0	0
Estimated Fair Value [Member] | Level 2
Assets
Mortgage loans	0	0
Policy loans	1,647	1,694
Real estate joint ventures	0	0
Other limited partnership interests	0	0
Other invested assets	70	163
Premiums, reinsurance and other receivables	713	728
Other assets	175	210
Liabilities
PABs	0	0
Long-term debt	18,357	18,564
Collateral financing arrangements	0	0
Junior subordinated debt securities	4,173	3,789
Other liabilities	1,223	948
Separate account liabilities	116,665	117,562
Estimated Fair Value [Member] | Level 3
Assets
Mortgage loans	62,554	57,924
Policy loans	12,287	11,512
Real estate joint ventures	139	169
Other limited partnership interests	906	1,109
Other invested assets	320	359
Premiums, reinsurance and other receivables	2,444	2,382
Other assets	68	142
Liabilities
PABs	139,359	144,631
Long-term debt	0	0
Collateral financing arrangements	3,961	3,984
Junior subordinated debt securities	0	0
Other liabilities	1,323	1,292
Separate account liabilities	0	0
Carrying Value
Assets
Mortgage loans	59,530	55,770
Policy loans	11,618	11,764
Real estate joint ventures	67	102
Other limited partnership interests	704	950
Other invested assets	562	844
Premiums, reinsurance and other receivables	3,070	3,116
Other assets	251	324
Liabilities
PABs	134,219	139,735
Long-term debt	16,128	17,170
Collateral financing arrangements	4,196	4,196
Junior subordinated debt securities	3,193	3,193
Other liabilities	2,544	2,239
Separate account liabilities	$ 116,665	$ 117,562